TRADE AND OTHER RECEIVABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp 12,193		Rp 10,667
Other receivables	636		281
Total trade and other receivables	12,829	$ 797	10,948
Gross or Cost
TRADE AND OTHER RECEIVABLES
Trade receivables	18,257		16,228
Other receivables	867		521
Allowance for expected credit losses
TRADE AND OTHER RECEIVABLES
Trade receivables	(6,064)		(5,561)	Rp (5,623)
Other receivables	Rp (231)		Rp (240)